Mineral Property Interests - Disclosure of Information About Mineral Property Interests (Details) - CAD ($)	Jul. 31, 2018	Jul. 31, 2017
MineralPropertyInterestsLineItems [Line Items]
Mineral property interests	$ 1	$ 1
Angel's Camp Royalty [Member]
MineralPropertyInterestsLineItems [Line Items]
Mineral property interests	$ 1	$ 1